Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments
	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$99,495	$99,495	$35,346	$35,346
Restricted cash	$954	$954	$34,606	$34,606
Accounts receivable, net	$13,278	$13,278	$16,298	$16,298
Loans receivable from affiliates	$750	$750	$280	$280
Accounts payable	$(3,824)	$(3,824)	$(3,171)	$(3,171)
Amounts due to related parties	$(1,880)	$(1,880)	$(204)	$(204)
Term Loan B facility, net of unamortized discount	$(429,930)	$(431,764)	$(433,304)	$(440,514)
Other long-term debt	$(153,349)	$(153,349)	$(100,020)	$(100,020)

Fair value measurements on a nonrecurring basis
	Fair Value Measurements at December 31, 2014
	Total	Level I	Level II	Level III
Cash and cash equivalents	$99,495	$99,495	$—	$—
Restricted cash	$954	$954	$—	$—
Loans receivable from affiliates	$750	$—	$750	$—
Term Loan B facility, net of unamortized discount (1)	$(431,764)	$—	$(431,764)	$—
Other long-term debt(1)	$(153,349)	$—	$(153,349)	$—

	Fair Value Measurements at December 31, 2013
	Total	Level I	Level II	Level III
Cash and cash equivalents	$35,346	$35,346	$—	$—
Restricted cash	$34,606	$34,606	$—	$—
Loans receivable from affiliates	$280	$—	$280	$—
Term Loan B facility, net of unamortized discount (1)	$(440,514)	$—	$(440,514)	$—
Other long-term debt(1)	$(100,020)	$—	$(100,020)	$—

(1	)The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.